Loans And Leases	12 Months Ended
Dec. 31, 2016
Loans And Leases [Abstract]
Loans And Leases

NOTE 4 – LOANS AND LEASES

The following table presents the recorded investment in loans and leases by portfolio segment.  The recorded investment in loans and leases includes the principal balance outstanding adjusted for purchase premiums and discounts, and deferred loan fees and costs.

	December 31, 2016	December 31, 2015
Commercial (1)	$71,334	$43,744
Real estate:
Single-family residential	92,544	81,985
Multi-family residential	34,291	28,950
Commercial	105,313	96,488
Construction	25,822	24,662
Consumer:
Home equity lines of credit	23,109	21,837
Other	637	6,018
Subtotal	353,050	303,684
Less: ALLL	(6,925)	(6,620)
Loans and Leases, net	$346,125	$297,064

(1)	Includes $2,874 of commercial leases.

Mortgage Purchase Program:

CFBank has participated in a Mortgage Purchase Program with Northpointe Bank (Northpointe), a Michigan banking corporation, since December 2012.  Pursuant to the terms of a participation agreement, CFBank purchases participation interests in loans made by Northpointe related to fully underwritten and pre-sold mortgage loans originated by various prescreened mortgage brokers located throughout the U.S.  The underlying loans are individually (MERS) registered loans which are held until funded by the end investor. The mortgage loan investors include Fannie Mae and Freddie Mac, and other major financial institutions.  This process on average takes approximately 14 days.  Given the short-term holding period of the underlying loans, common credit risks (such as past due, impairment and TDR, nonperforming, and nonaccrual classification) are substantially reduced.  Therefore, no allowance is allocated by CFBank to these loans.  These loans are 100% risk rated for CFBank capital adequacy purposes.  Under the participation agreement, CFBank agrees to purchase a 95% ownership/participation interest in each of the aforementioned loans, and Northpointe maintains a 5% ownership interest in each loan it participates.  At December 31, 2016 and 2015, CFBank held $46,919 and $43,517, respectively,  of such loans which have been included in single-family residential loan totals above.

Allowance for Loan and Lease Losses:

The ALLL is a valuation allowance for probable incurred credit losses in the loan and lease portfolio based on management’s evaluation of various factors including past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions and other factors. A provision for loan and lease losses is charged to operations based on management’s periodic evaluation of these and other pertinent factors described in Note 1 of the Notes to Consolidated Financial Statements.

The following tables present the activity in the ALLL by portfolio segment for the years ended December 31, 2016 and 2015:

	December 31, 2016
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home Equity lines of credit	Other	Total
Beginning balance	$1,380	$691	$705	$2,710	$561	$474	$99	$6,620
Addition to (reduction in) provision for loan losses	390	149	(132)	(128)	19	(4)	(64)	230
Charge-offs	(123)	(147)	-	-	-	(53)	(1)	(324)
Recoveries	-	42	143	145	-	69	-	399
Ending balance	$1,647	$735	$716	$2,727	$580	$486	$34	$6,925

	December 31, 2015
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home Equity lines of credit	Other	Total
Beginning balance	$1,346	$634	$818	$2,541	$442	$441	$94	$6,316
Addition to (reduction in) provision for loan losses	17	96	(113)	161	119	(39)	9	250
Charge-offs	(8)	(40)	-	(25)	-	(41)	(10)	(124)
Recoveries	25	1	-	33	-	113	6	178
Ending balance	$1,380	$691	$705	$2,710	$561	$474	$99	$6,620

The following table presents the balance in the ALLL and the recorded investment in loans and leases by portfolio segment and based on impairment method as of December 31, 2016:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$1	$-	$-	$21	$-	$-	$-	$22
Collectively evaluated for impairment	1,646	735	716	2,706	580	486	34	6,903
Total ending allowance balance	$1,647	$735	$716	$2,727	$580	$486	$34	$6,925

Loans:
Individually evaluated for impairment	$557	$122	$37	$2,732	$-	$-	$-	$3,448
Collectively evaluated for impairment	70,777	92,422	34,254	102,581	25,822	23,109	637	349,602
Total ending loan balance	$71,334	$92,544	$34,291	$105,313	$25,822	$23,109	$637	$353,050

The following table presents the balance in the ALLL and the recorded investment in loans and leases by portfolio segment and based on impairment method as of December 31, 2015:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$5	$1	$-	$14	$-	$-	$-	$20
Collectively evaluated for impairment	1,375	690	705	2,696	561	474	99	6,600
Total ending allowance balance	$1,380	$691	$705	$2,710	$561	$474	$99	$6,620

Loans:
Individually evaluated for impairment	422	$289	$1,590	$3,449	$-	$-	$-	$5,750
Collectively evaluated for impairment	43,322	81,696	27,360	93,039	24,662	21,837	6,018	297,934
Total ending loan balance	$43,744	$81,985	$28,950	$96,488	$24,662	$21,837	$6,018	$303,684

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2016. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$476	$358	$-	$436	$13
Real estate:
Single-family residential	-	-	-	-	-
Multi-family residential	37	37	-	41	2
Commercial:
Non-owner occupied	112	112	-	114	8
Owner occupied	871	350	-	360	46
Land	-	-	-	-	-
Total with no allowance recorded	1,496	857	-	951	69

With an allowance recorded:
Commercial	199	199	1	232	9
Real estate:
Single-family residential	122	122	-	125	7
Multi-family residential	-	-	-	-	-
Commercial:
Non-owner occupied	2,068	2,068	19	2,086	126
Owner occupied	202	202	2	208	10
Land	-	-	-	-	-
Total with an allowance recorded	2,591	2,591	22	2,651	152
Total	$4,087	$3,448	$22	$3,602	$221

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2015. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$36	$28	$-	$65	$1
Real estate:
Single-family residential	322	161	-	166	-
Multi-family residential	1,545	1,545	-	1,561	95
Commercial:
Non-owner occupied	546	446	-	455	-
Owner occupied	688	167	-	174	39
Land	-	-	-	-	-
Total with no allowance recorded	3,137	2,347	-	2,421	135

With an allowance recorded:
Commercial	394	394	5	439	12
Real estate:
Single-family residential	128	128	1	130	7
Multi-family residential	45	45	-	48	3
Commercial:
Non-owner occupied	2,224	2,224	9	2,242	136
Owner occupied	363	363	1	371	20
Land	294	249	4	274	18
Total with an allowance recorded	3,448	3,403	20	3,504	196
Total	$6,585	$5,750	$20	$5,925	$331

The following table presents the recorded investment in nonperforming loans by class of loans as of December 31, 2016 and 2015:

	2016	2015
Loans past due over 90 days still on accrual	$-	$-
Nonaccrual loans:
Commercial	263	224
Real estate:
Single-family residential	397	640
Commercial:
Non-owner occupied	-	446
Consumer:
Home equity lines of credit:
Originated for portfolio	44	20
Purchased for portfolio	-	95
Total nonaccrual	704	1,425
Total nonperforming loans	$704	$1,425

Nonaccrual loans include both smaller balance single-family mortgage and consumer loans that are collectively evaluated for impairment and individually classified impaired loans. There were no loans 90 days or more past due and still accruing interest at December 31, 2016 or December 31, 2015.

The following table presents the aging of the recorded investment in past due loans by class of loans as of December 31, 2016:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$-	$-	$119	$119	$71,215	$144
Real estate:
Single-family residential	284	49	106	439	92,105	291
Multi-family residential	-	-	-	-	34,291	-
Commercial:
Non-owner occupied	-	-	-	-	60,936	-
Owner occupied	269	600	-	869	34,891	-
Land	-	-	-	-	8,617	-
Construction	48	-	-	48	25,774	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	15	-	15	22,440	44
Purchased for portfolio	69	-	-	69	585	-
Other	-	-	-	-	637	-
Total	$670	$664	$225	$1,559	$351,491	$479

The following table presents the aging of the recorded investment in past due loans by class of loans as of December 31, 2015:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$-	$9	$28	$37	$43,707	$196
Real estate:
Single-family residential	598	161	148	907	81,078	492
Multi-family residential	-	-	-	-	28,950	-
Commercial:
Non-owner occupied	-	446	-	446	57,573	446
Owner occupied	-	-	-	-	30,169	-
Land	-	-	-	-	8,300	-
Construction	-	-	-	-	24,662	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	-	-	20,789	20
Purchased for portfolio	-	-	-	-	1,048	95
Other	-	-	-	-	6,018	-
Total	$598	$616	$176	$1,390	$302,294	$1,249

Troubled Debt Restructurings (TDRs):

From time to time, the terms of certain loans are modified as TDRs, where concessions are granted to borrowers experiencing financial difficulties. The modification of the terms of such loans may have included one or a combination of the following: a reduction of the stated interest rate of the loan; an increase in the stated rate of interest lower than the current market rate for new debt with similar risk; an extension of the maturity date; or a change in the payment terms.

As of December 31, 2016 and December 31, 2015, TDR’s totaled $3,130 and $5,276, respectively.  The Company allocated $22 and $20 of specific reserves to loans modified in TDRs as of December 31, 2016 and 2015, respectively. The Company had not committed to lend additional amounts as of December 31, 2016 or 2015 to customers with outstanding loans that were classified as nonaccrual TDRs.

There was one commercial loan in the amount of $239 that was modified as a TDR during the year ended December 31, 2016, where concessions were granted to a borrower experiencing financial difficulty.  There was one single-family residential loan and one home equity line of credit that were modified as TDRs during the year ended December 31, 2015, where concessions were granted to borrowers experiencing financial difficulties.  The home equity line of credit was paid off in June 2015.

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2016:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Commercial	1	$339	$339
	1	$339	$339

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2015:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate:
Single-family residential	1	$9	$9
Consumer:
Home equity lines of credit:
Originated for portfolio	1	9	9
	2	$18	$18

The TDRs described above resulted in no charge-offs during the years ended December 31, 2016 and 2015, respectively.

There was one nonperforming TDR that went into payment default during the year ended December 31, 2016.  There were no loans classified as TDRs for which there was a payment default within twelve months following the modification during the year ending December 31, 2015.

The terms of certain other loans were modified during the year ended December 31, 2016 and 2015 that did not meet the definition of a TDR. These loans had a total recorded investment of $33,294 and $19,097 as of December 31, 2016 and 2015, respectively. The modification of these loans involved either a modification of the terms of a loan to borrowers who were not experiencing financial difficulties, a delay in a payment that was considered to be insignificant or there were no concessions granted.

In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy.

Nonaccrual loans include loans that were modified and identified as TDRs and the loans are not performing.  At December 31, 2016 and 2015, nonaccrual TDRs were as follows:

	2016	2015
Commercial	$144	$195
Real estate:
Single-family residential	-	161
Total	$144	$356

Nonaccrual loans at December 31, 2016 and 2015 did not include $2,986 and $4,920, respectively, of TDRs where customers have established a sustained period of repayment performance, generally six months, the loans are current according to their modified terms and repayment of the remaining contractual payments is expected.  These loans are included in total impaired loans.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as current financial information, historical payment experience, credit documentation, public information and current economic trends, among other factors.  Management analyzes loans individually by classifying the loans as to credit risk.  This analysis includes commercial, commercial real estate and multi-family residential real estate loans.  Internal loan reviews for these loan types are performed at least annually, and more often for loans with higher credit risk. Adjustments to loan risk ratings are based on the reviews and at any time information is received that may affect risk ratings.  The following definitions are used for risk ratings:

Special Mention.  Loans classified as special mention have a potential weakness that deserves management’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of CFBank’s credit position at some future date.

Substandard.  Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that there will be some loss if the deficiencies are not corrected.

Doubtful.  Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, condition and values, highly questionable and improbable.

Loans not meeting the criteria to be classified into one of the above categories are considered to be not rated or pass-rated loans.  Loans listed as not rated are included in groups of homogeneous loans.  Past due information is the primary credit indicator for groups of homogenous loans.  Loans listed as pass-rated loans are loans that are subject to internal loan reviews and are determined not to meet the criteria required to be classified as special mention, substandard, doubtful or loss.

The recorded investment in loans by risk category and by class of loans as of December 31, 2016 and based on the most recent analysis performed follows.  There were no loans rated doubtful at December 31, 2016.

	Not Rated	Pass	Special Mention	Substandard	Total
Commercial	$47	$70,444	$286	$557	$71,334
Real estate:
Single-family residential	92,130	-	-	414	92,544
Multi-family residential	-	33,615	505	171	34,291
Commercial:
Non-owner occupied	115	58,183	1,782	856	60,936
Owner occupied	-	33,493	1,048	1,219	35,760
Land	-	6,380	-	2,237	8,617
Construction	1,997	23,825	-	-	25,822
Consumer:
Home equity lines of credit:
Originated for portfolio	22,328	-	-	127	22,455
Purchased for portfolio	512	-	-	142	654
Other	637	-	-	-	637
	$117,766	$225,940	$3,621	$5,723	$353,050

The recorded investment in loans by risk category and class of loans as of December 31, 2015 follows.  There were no loans rated doubtful at December 31, 2015.

	Not Rated	Pass	Special Mention	Substandard	Total
Commercial	$83	$41,473	$1,892	$296	$43,744
Real estate:
Single-family residential	81,318	-	-	667	81,985
Multi-family residential	2,777	25,466	528	179	28,950
Commercial:
Non-owner occupied	125	54,674	1,852	1,368	58,019
Owner occupied	-	26,923	3,079	167	30,169
Land	-	5,720	-	2,580	8,300
Construction	11,252	13,410	-	-	24,662
Consumer:
Home equity lines of credit:
Originated for portfolio	20,677	-	-	112	20,789
Purchased for portfolio	802	-	-	246	1,048
Other	2,172	3,846	-	-	6,018
	$119,206	$171,512	$7,351	$5,615	$303,684